RISK MANAGEMENT - Loans and financial leases by classification and type of collateral (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
RISK MANAGEMENT
Loans and financial leases	$ 279,453,908	$ 253,951,647
Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	66,435,615	59,634,145
Goods Given in Real Estate Leasing
RISK MANAGEMENT
Loans and financial leases	17,382,874	17,104,369
Goods Given in Leasing Other Than Real Estate
RISK MANAGEMENT
Loans and financial leases	8,181,039	8,580,569
Stand by Letter of Credit
RISK MANAGEMENT
Loans and financial leases	1,540,179	1,052,764
Security Deposits
RISK MANAGEMENT
Loans and financial leases	1,864,457	920,605
Guarantee Fund
RISK MANAGEMENT
Loans and financial leases	3,951,167	4,124,770
Collection Rights
RISK MANAGEMENT
Loans and financial leases	7,867,524	6,731,046
Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	11,764,901	10,285,994
Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	160,466,152	145,517,385
Commercial
RISK MANAGEMENT
Loans and financial leases	153,252,811	134,687,396
Commercial | Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	25,163,297	23,368,950
Commercial | Stand by Letter of Credit
RISK MANAGEMENT
Loans and financial leases	1,540,179	1,052,764
Commercial | Security Deposits
RISK MANAGEMENT
Loans and financial leases	1,398,254	447,306
Commercial | Guarantee Fund
RISK MANAGEMENT
Loans and financial leases	3,653,583	4,012,115
Commercial | Collection Rights
RISK MANAGEMENT
Loans and financial leases	7,757,578	6,673,320
Commercial | Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	3,688,378	2,957,482
Commercial | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	110,051,542	96,175,459
Consumer
RISK MANAGEMENT
Loans and financial leases	55,815,683	54,591,769
Consumer | Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	1,816,374	1,693,007
Consumer | Goods Given in Leasing Other Than Real Estate
RISK MANAGEMENT
Loans and financial leases	32	26
Consumer | Security Deposits
RISK MANAGEMENT
Loans and financial leases	326,722	370,286
Consumer | Guarantee Fund
RISK MANAGEMENT
Loans and financial leases	37	191
Consumer | Collection Rights
RISK MANAGEMENT
Loans and financial leases	109,946	57,306
Consumer | Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	8,039,811	7,286,581
Consumer | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	45,522,761	45,184,372
Mortgage
RISK MANAGEMENT
Loans and financial leases	41,741,601	36,250,408
Mortgage | Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	39,092,440	34,253,140
Mortgage | Goods Given in Real Estate Leasing
RISK MANAGEMENT
Loans and financial leases	183	189
Mortgage | Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	30,223	39,432
Mortgage | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	2,618,755	1,957,647
Financial Leases
RISK MANAGEMENT
Loans and financial leases	27,291,604	27,277,057
Financial Leases | Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	39	10
Financial Leases | Goods Given in Real Estate Leasing
RISK MANAGEMENT
Loans and financial leases	17,382,691	17,104,180
Financial Leases | Goods Given in Leasing Other Than Real Estate
RISK MANAGEMENT
Loans and financial leases	8,181,007	8,580,543
Financial Leases | Guarantee Fund
RISK MANAGEMENT
Loans and financial leases	45,720	60,242
Financial Leases | Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	280
Financial Leases | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	1,681,867	1,532,082
Small Business Loans
RISK MANAGEMENT
Loans and financial leases	1,352,209	1,145,017
Small Business Loans | Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	363,465	319,038
Small Business Loans | Security Deposits
RISK MANAGEMENT
Loans and financial leases	139,481	103,013
Small Business Loans | Guarantee Fund
RISK MANAGEMENT
Loans and financial leases	251,827	52,222
Small Business Loans | Collection Rights
RISK MANAGEMENT
Loans and financial leases		420
Small Business Loans | Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	6,209	2,499
Small Business Loans | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	$ 591,227	$ 667,825